Annual Operating Expenses {- Fidelity Global Commodity Stock Fund} - 10.31 Fidelity Global Commodity Stock Fund - AMCIZ PRO-14 - Fidelity Global Commodity Stock Fund	Dec. 30, 2021
Fidelity Advisor Global Commodity Stock Fund: Class A
Operating Expenses:
Management fee	0.67%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.31%
Total annual operating expenses	1.23%
Fidelity Advisor Global Commodity Stock Fund: Class M
Operating Expenses:
Management fee	0.67%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.35%
Total annual operating expenses	1.52%
Fidelity Advisor Global Commodity Stock Fund: Class C
Operating Expenses:
Management fee	0.67%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.30%
Total annual operating expenses	1.97%
Fidelity Advisor Global Commodity Stock Fund: Class I
Operating Expenses:
Management fee	0.67%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.26%
Total annual operating expenses	0.93%
Fidelity Advisor Global Commodity Stock Fund: Class Z
Operating Expenses:
Management fee	0.67%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual operating expenses	0.80%